Land Use Rights	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Land Use Rights
Land Use Rights

The Company has acquired rights to use certain properties for a period of 20 years. The carrying value of land use rights recorded of $1,572 and $1,509 at December 31, 2017 and 2016, respectively, related entirely to our Mexico segment.

The land use rights recorded at net carrying value on the Company's Consolidated Balance Sheets are summarized as follows:

December 31,	2017	2016
Cost	$1,787	$1,710
Less: Accumulated amortization	(215)	(201)
Land use rights, net	$1,572	$1,509

Approximately $44,800 and $43,800 of land use rights is included in the held-for-sale assets recorded on the Consolidated Balance Sheets as of December 31, 2017 and 2016, respectively. For further description of the held-for-sale amounts, see Note 3, Discontinued Operations; the carrying value of the land use rights is included within "Other long-term assets" in the table in that footnote.

Amortization expense of land use rights was $5, $5 and $9 for the years ended December 31, 2017, 2016 and 2015, respectively.

As of December 31, 2017, amortization expense related to land use rights for the next five years and thereafter is as follows:

2018	$5
2019	5
2020	5
2021	5
2022	5
Thereafter	1,547
Total	$1,572